Document and Entity Information	Apr. 08, 2026
Cover [Abstract]
Entity Registrant Name	SLB LIMITED/NV
Entity Incorporation State Country Code	P8
Entity Address, Country	US
Entity Address, State or Province	TX
Amendment Flag	false
Entity Central Index Key	0000087347
Document Type	8-K
Document Period End Date	Apr. 08, 2026
Entity File Number	1-4601
Entity Tax Identification Number	52-0684746
Entity Address, Address Line One	5599 San Felipe
Entity Address, City or Town	Houston
Entity Address, Postal Zip Code	77056
City Area Code	(713)
Local Phone Number	513-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	common stock, par value $0.01 per share
Trading Symbol	SLB
Security Exchange Name	NYSE
Entity Emerging Growth Company	false